BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Accounts receivable, less reserve of $1.5 and $1.5, respectively	$ 188.5	$ 173.0
Accrued unbilled revenues	66.5	59.7
Advances to parent	112.5	0.0
Fuel inventories	84.3	79.8
Materials and supplies, at average cost	80.8	80.3
Fuel clause under recoveries	0.0	51.3
Other	48.6	78.3
Total current assets	581.2	522.4
OTHER PROPERTY AND INVESTMENTS	5.9	6.6
PROPERTY, PLANT AND EQUIPMENT
In service	11,035.1	10,572.3
Construction work in progress	867.5	495.1
Total property, plant and equipment	11,902.6	11,067.4
Less accumulated depreciation	3,568.8	3,385.6
Net property, plant and equipment	8,333.8	7,681.8
DEFERRED CHARGES AND OTHER ASSETS
Regulatory assets	283.0	404.8
Other	51.7	53.8
Total deferred charges and other assets	334.7	458.6
TOTAL ASSETS	9,255.6	8,669.4
CURRENT LIABILITIES
Accounts payable - affiliates	0.1	0.1
Accounts payable - other	216.7	196.3
Advances from parent	0.0	49.9
Customer deposits	80.7	77.7
Accrued taxes	41.5	40.8
Accrued interest	44.0	40.2
Accrued compensation	25.6	31.3
Long-term debt due within one year	249.8	125.0
Fuel clause over recoveries	1.7	0.0
Other	28.5	95.8
Total current liabilities	688.6	657.1
LONG-TERM DEBT	2,749.6	2,405.8
DEFERRED CREDITS AND OTHER LIABILITIES
Accrued benefit obligations	110.3	167.7
Deferred income taxes	832.2	1,752.3
Regulatory liabilities	1,283.4	299.7
Other	135.8	134.7
Total deferred credits and other liabilities	2,361.7	2,354.4
Total liabilities	5,799.9	5,417.3
COMMITMENTS AND CONTINGENCIES (NOTE 12)
STOCKHOLDER'S EQUITY
Common stockholder's equity	1,027.2	1,024.1
Retained earnings	2,428.5	2,228.0
Total stockholder's equity	3,455.7	3,252.1
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$ 9,255.6	$ 8,669.4